Subsidiary Preferred Shares - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary Preferred Shares [Line Items]
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities		$ 500	$ 1,150	$ 1,556
Series A-2 Preferred [Member] | Sonde
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares			4,800
Series C-2 Preferred [Member] | Vedanta Biosciences
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares			$ 9,000
Preferred D shares | Vedanta Biosciences
Subsidiary Preferred Shares [Line Items]
Number of shares issued by investee	2,387,675
Proceeds from the issuance of shares and subsidiary preferred shares	$ 68,400
Conversion of convertible notes into preferred shares - non cash financing activity	(25,800)
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities	$ 5,000
Acquisition of equity instruments in other entities	174,520